VESSELS AND EQUIPMENT, NET	6 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
VESSELS AND EQUIPMENT, NET
VESSELS AND EQUIPMENT, NET

Movements in the six months ended June 30, 2016 may be summarized as follows;

(in thousands of $)	Cost	Accumulated Depreciation	Net Carrying Value
Balance at December 31, 2015	1,311,544	(122,346)	1,189,198
Depreciation	—	(26,018)
Purchase of vessels and equipment	131	—
Disposal of vessels and equipment	(2,428)	—
Impairment loss	(36,311)	18,099
Transferred to assets held for sale	(170,775)	—
Transfers from Newbuildings	277,131	—
Balance at June 30, 2016	1,379,292	(130,265)	1,249,027

In the first quarter of 2016, the Company took delivery of four LR2 tanker newbuildings, the Front Ocelot, the Front Cheetah, the Front Cougar and the Front Lynx.

In May 2016 and June 2016, the Company took delivery of the LR2 tanker newbuildings, Front Leopard and Front Jaguar, respectively.

In June 2016, the Company entered into an agreement to sell its six MR tankers for an aggregate price of $172.5 million to an unaffiliated third party. Five of these vessels were delivered by the Company in August and September 2016 and the Company expects the remaining vessel to be delivered in October 2016. The Company recorded an impairment loss in the six months ended June 30, 2016 of $18.2 million in respect of these vessels, which are recorded as held for sale in the balance sheet at June 30, 2016.
12. ASSETS HELD FOR SALE

In June 2016, the Company entered into an agreement to sell its six MR tankers for an aggregate price of $172.5 million to an unaffiliated third party. Five of these vessels were delivered by the Company in August and September 2016 and the Company expects the remaining vessel to be delivered in October 2016. The Company recorded an impairment loss in the six months ended June 30, 2016 of $18.2 million in respect of these vessels and has recorded them as held for sale in the balance sheet at June 30, 2016.